Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement [Abstract]
Disclosure of fair value measurement of assets
As at December 31, 2025, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2025			As at December 31, 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$

Long-term investments (Note 8)	286,066	—	—	76,717	—	—
Short-term investments (Note 6)	4,868	—	—	11,565	—	—
Gold derivative contracts (Note 17)	—	(233,821)	—	—	111	—
Fuel derivative contracts (Note 17)	—	(4,415)	—	—	(2,259)	—
Gold stream obligation (Note 18)	—	—	(282,731)	—	—	(166,425)

Disclosure of fair value measurement of liabilities
The following is a summary of the changes in the gold stream obligation:

$

Balance at December 31, 2023	139,600
Change in fair value	26,825
Balance at December 31, 2024	166,425
Change in fair value	118,364
Gold delivered	(2,058)
Balance at December 31, 2025	282,731
Less current portion	(24,500)
258,231
As at December 31, 2025, the Company’s financial assets and liabilities measured at fair value are categorized as follows:

	As at December 31, 2025			As at December 31, 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	$	$	$	$	$	$

Long-term investments (Note 8)	286,066	—	—	76,717	—	—
Short-term investments (Note 6)	4,868	—	—	11,565	—	—
Gold derivative contracts (Note 17)	—	(233,821)	—	—	111	—
Fuel derivative contracts (Note 17)	—	(4,415)	—	—	(2,259)	—
Gold stream obligation (Note 18)	—	—	(282,731)	—	—	(166,425)

Disclosure of liquidity risk
As at December 31, 2025, the Company’s significant commitments are disclosed in the table below. In addition, significant commitments are disclosed in Note 12 for debt repayments and Note 26 for capital expenditure commitments.

	2026	2027	2028	2029	2030	Total
	$	$	$	$	$	$

Accounts payable and accrued liabilities	174,802	—	—	—	—	174,802
Convertible notes
Principal (Note 12)	—	—	—	—	460,000	460,000
Interest	12,650	12,650	12,650	12,650	6,325	56,925
Revolving credit facility:
Principal (Note 12)	—	—	150,000	—	—	150,000
Interest & commitment fees (estimated)	9,420	9,420	9,083	—	—	27,923
Fekola equipment loan facilities:
Principal	7,835	7,835	7,835	2,815	—	26,320
Interest (estimated)	1,355	897	441	38	—	2,731
Goose equipment loan facility:
Principal	698	—	—	—	—	698
Interest (estimated)	21	—	—	—	—	21
Lease liabilities
Principal	17,718	12,177	7,085	2,608	2,404	41,992
	224,499	42,979	187,094	18,111	468,729	941,412

Capital expenditure commitments	39,084	—	—	—	—	39,084
Other liabilities	10,767	4,922	1,441	6,116	3,932	27,178
	274,350	47,901	188,535	24,227	472,661	1,007,674